Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of commitments to purchase certain chemical products	Commitments As of December 31, 2020, the Company has the following commitments to purchase certain chemical products:

	RMB	US$
2021	16,652	2,552
2022 and thereafter
	16,652	2,552

Schedule of of compensation for employee resignation.

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Compensation for employee resignation	—	341	52